S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 04, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Robert Zulkoski	Conduit Capital Partners	Investment Firm	Managing Partner
	Sustainable Credit Partners	Commercial Real Estate	Principal
Andy Childs	Sustainable Credit Partners	Commercial Real Estate	Chief Financial Officer
	Conduit Capital	Investment Firm	Operating Partner of Finance
	EltonMac	Strategic Services	Founder
Sheryl Schwartz	Fordham University	Higher Education	Adjunct Professor
	GAIA Real Estate REIT	SPAC	Independent Director
	Cartesian Growth Corporation II	SPAC	Independent Director
	Apollo Fund	Investment Funds	Independent Director

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(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.